Group structure	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Group structure
5.    Group structure

(i)    Subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2023	2022	2021

Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	100.00%
XPAC Sponsor LLC	Cayman	Special Purpose Acquisition (SPAC) Sponsor	100.00%	100.00%	100.00%
XProject LTD	Cayman	Holding	100.00%	100.00%	100.00%
XP Holding International LLC	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Controle 6 Participações S.A. (iv)	Brazil	Holding	100.00%	—	—
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iii)	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital content services	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.70%	99.73%	99.73%
XP Corretora de Seguros Ltda.	Brazil	Insurance broker	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.	Brazil	Asset management	95.50%	95.60%	94.90%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	100.00%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.53%	99.55%	99.54%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.99%	99.99%	99.50%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.	Brazil	Asset management	98.10%	98.70%	98.70%
Antecipa S.A.	Brazil	Receivables financing market	100.00%	100.00%	100.00%
XP Allocation Asset Management Ltda.	Brazil	Asset management	99.97%	99.99%	99.99%
XP Eventos Ltda.	Brazil	Media and events	100.00%	100.00%	99.90%
DM10 Corretora de Seguros Ltda.	Brazil	Insurance broker	100.00%	100.00%	100.00%
XP Comercializadora de Energia Ltda.	Brazil	Energy trading	100.00%	100.00%	100.00%
XPAC Acquisition Corp. (vi)	Cayman	Special Purpose Acquisition (SPAC)	—	20.00%	20.00%
XP Distribuidora de Títulos e Valores Mobiliários	Brazil	Securities dealer	100.00%	100.00%	100.00%
Instituto de Gestão e Tecnologia da Informação Ltda.	Brazil	Educational content services	100.00%	100.00%	100.00%
Xtage Intermediação S.A.	Brazil	Digital assets	100.00%	100.00%	100.00%
XP Administradora de Benefícios Ltda.	Brazil	Individual health plan intermediation	100.00%	100.00%	—
BTR Administração e Corretagem de Seguros S.A. (ii)	Brazil	Retirement plans and insurance	100.00%	100.00%	—
XP Representação Seguros Ltda. (iv)	Brazil	Insurance broker	100.00%	—	—
Banco Modal S.A. (ii)	Brazil	Multipurpose bank	100.00%	—	—
Modal Assessoria Financeira Ltda. (ii)	Brazil	Investment consulting services	100.00%	—	—

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2023	2022	2021

Modal Distribuidora de Títulos e Valores Mobiliários Ltda. (ii)	Brazil	Securities dealer	100.00%	—	—
Modalmais Treinamento e Desenvolvimento Ltda. (ii)	Brazil	Professional training services	100.00%	—	—
Modal Corretora de Seguros Ltda. (ii)	Brazil	Insurance broker	100.00%	—	—
Eleven Serviços de Consultoria e Análise S.A. (ii)	Brazil	Investment consulting services	100.00%	—	—
Banking and Trading Desenvolvimento de Sistemas Ltda. (“Carteira Global”) (ii)	Brazil	Softwares development services	100.00%	—	—
Refinaria de Dados – Análise de Dados Ltda. (ii)	Brazil	Digital content services	100.00%	—	—
Hum Bilhão Educação Financeira Ltda. (ii)	Brazil	Digital content services	100.00%	—	—
Vaivoa Educação Financeira Ltda. (ii)	Brazil	Digital content services	100.00%	—	—
Modal As a Service S.A. (ii)	Brazil	Financial services	100.00%	—	—
Galapos Consultoria e Participações Ltda. (ii)	Brazil	Consulting services	100.00%	—	—
W2D Tecnologia e Soluções Ltda. (ii)	Brazil	Rendering of IT services	100.00%	—	—
XP Controle 5 Participações Ltda.	Brazil	Holding	100.00%	96.00%	92.00%
XP Sports Asset Management Ltda. (ii)	Brazil	Asset management	100.00%	—	—
Carteira Online Controle de Investimentos Ltda. – ME (v)	Brazil	Investment consolidation platform	—	100.00%	99.99%
Track Índices Consultoria Ltda.	Brazil	Index provider	—	—	100.00%
Habitat Capital Partners (v)	Brazil	Asset management	—	99.99%	—
Consolidated investments funds
Aetos Energia Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	—	—
Consignado Público XP Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	—	—
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
SMF Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	—	—
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP High Yield Fund SP	Cayman	Investment fund	100.00%	100.00%	100.00%
XP International Fund SPC	Cayman	Investment fund	100.00%	100.00%	100.00%
XP Managers Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.	Cayman	Investment fund	100.00%	100.00%	100.00%
Newave Fundo de Investimento em Participações Multiestratégia (v)	Brazil	Investment fund	—	100.00%	100.00%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Phalanx CT Fund	Cayman	Investment fund	100.00%	100.00%	—
MM Macadâmia FIM CP IE (ii)	Brazil	Investment fund	100.00%	—	—
MM Hedge Icon (ii)	Nassau	Investment fund	99.37%	—	—
Suécia I Fundo de Investimento Multimercado (ii)	Brazil	Investment fund	100.00%	—	—
Suécia II Fundo de Investimento Multimercado (ii)	Brazil	Investment fund	100.00%	—	—

(i)The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)New subsidiaries acquired in 2023 and 2022. See further details in Note 5 (ii) Business combinations, below.
(iii)Subsidiary incorporated in 2018 for operating in the retirement plans and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(iv)New subsidiaries and investment funds incorporated in the year.
(v)Subsidiaries and investment funds closed or consolidated by other funds/companies during the year.
(vi)Subsidiaries which the Group holds or has held the operational control. The operational control refers to relevant rights the Company have over the subsidiary, that includes, among other topics, the right to nominate the directors and propose the target entity for merger.
(ii)    Business combinations and other developments
(a)    Acquisitions in 2023
(i)    Banco Modal S.A.
On January 6, 2022, XP Inc entered into a binding agreement to acquire up to 100% of Banco Modal's total shares, in a non-cash equity exchange transaction.
The transaction was approved by Administrative Council for Economic Defense (CADE) in July 2022 and by Brazilian Central Bank (BACEN) in June 2023. The closing occurred on July 1, 2023, the date on which the Group obtained control of 704,200,000 issued shares of Banco Modal S.A. Under the terms of this transaction, on the closing date, Banco Modal's former shareholders received 18,717,771 of newly issued XP Inc's BDRs at the price of R$ 112.05 per unit of BDRs, paid in consideration for the acquisition of 100% of Banco Modal's shares. This quantity of BDRs reflects the initial consideration of 19.5 million BDRs adjusted for the interest on equity amount of R$82,052, distributed by Banco Modal between the signing date of the binding agreement and the closing date of the transaction.
On the settlement date with Banco Modal's former shareholders, the transaction was recorded in accordance with Banco Modal's net assets fair value as of July 1, 2023, with an allocation of the purchase price between (i) the amount of fair value of the identifiable assets acquired and liabilities assumed and (ii) the goodwill arising at this date, corresponding to the difference between the total consideration transferred and the fair value of identifiable assets acquired and liabilities assumed. The total consideration transferred corresponds to the fair value of the 18,717,771 XP Inc BDR's at the closing date for an amount of R$ 2,097,326. The goodwill is R$ 1,232,547 and is attributable to the workforce and the high profitability of the acquired business.
The table below shows, on the closing date of the transaction, the fair value attributed to each of the identified intangible assets not recorded in the acquiree's balance sheet, as well as the fair value measurement method and their useful lives:

Identified assets at the acquisition date	Amount	Method	Expected useful life
Retail client portfolio	169,828	Multi-Period Excess Earnings	6 years, 11 months
Institutional client portfolio	51,629	Multi-Period Excess Earnings	4 years, 6 months
Core deposits	134,273	With and Without	9 years, 6 months
Trademarks	29,909	Relief-from-Royalty	5 years
Softwares	4,311	Cost Approach	5 years
Total	389,950
For the period from July 1, 2023 to December 31, 2023, Banco Modal contributed R$ 93,611 to XP Inc's net income and R$ 343,258 to XP Inc's net revenues. If the acquisition date was on the beginning of the reporting period, XP Inc's combined unaudited net income and revenue for the year ended December 31, 2023, would be R$ 3,595,461 and R$ 14,896,966, respectively.
The table below shows the fair value of the net assets acquired and the preliminary allocation of the purchase price consideration (including goodwill arising on the acquisition), as well as the impacts on the Group's cash flows:

Fair value of net assets acquired	July 1, 2023

Assets
Cash and cash equivalents	770,887
Financial assets	4,295,122
Investments in associates and joint ventures	765
Property and equipment	39,532
Intangible assets	67,663
Other assets	751,682
Total assets	5,925,651

Liabilities
Financial liabilities	4,667,146
Other liabilities	783,675
Total liabilities	5,450,821
Net assets at fair value	474,829
Identified assets
Client portfolios	221,457
Core deposits	134,273
Trademarks	29,909
Software	4,311
Total identified assets	864,779

Goodwill determination

Purchase consideration transferred	2,097,326
(Less) fair value of identified assets	(864,779)
Goodwill	1,232,547

Analysis of cash flow on acquisition

Net cash acquired with the subsidiary	770,887
Issuance of shares – XP Inc (non-cash)	—
Net of cash flow on acquisition (investing activities)	770,887
(b)    Acquisitions in 2022
(ii)    Habitat
On February 25, 2022, we entered into a binding agreement to acquire 100% of the total capital of Habitat Capital Partners Asset Management, a manager focused on real estate funds. The asset was created with a focus on real estate operations outside the major Brazilian centers and with a strategy of monitoring the entire process in-house, from securitization to control of collection processes. The closing occurred in May 2022 and the total consideration is R$65,353. The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date were:

Habitat

Assets
Cash	275
Accounts receivable	4,977
Securities	240
Property and equipment	251
Other assets	1,063
6,806
Liabilities
Tax and social security obligations	(1,424)
Other liabilities	(66)

Total identifiable net assets at fair value	5,316

Goodwill arising on acquisition	60,037
Purchase consideration transferred	65,353
The total consideration of R$65,353, which have been fully settled, was composed of: i) R$52,416 paid in cash and ii) R$12,937 as a fair value of the contingent consideration. In addition, the Company incurred in direct costs for the business combinations which were expensed as incurred.
During the year ended December 31, 2023, Habitat was merged into XP Vista Asset Management. The merger had no impact on the consolidated financial statements
(ii) BTR Benefícios e Seguros
On August 15, 2022, the Group exercised its call options over the equity of BTR Benefícios e Seguros (“BTR”) which allowed the Group to acquire up to 100% of the total share of the company. This acquisition will allow the Group to further strengthen its operations on the Health and Benefits front, with a focus on corporate customers. The management of health plans today is a priority topic on the corporate market agenda as it represents, in Brazil, one of the largest costs to most companies. The closing occurred on October 03, 2022, and the total consideration paid, in cash, was R$1,254. This acquisition is not considered material for XP Inc. consolidated financial statements. No goodwill was recognized in this transaction.
(c)    Other developments
(i)    SPAC Transactions
On April 25, 2022, XPAC Acquisition Corp., a special purpose acquisition company sponsored by the Group (“XPAC”), entered into a business combination agreement with SuperBac, a Brazilian biotechnology company.
On May 2, 2023, SuperBac informed XPAC that it had decided to terminate the Business Combination Agreement, due to adverse market conditions, among other factors. Following the termination of the proposed business combination with SuperBac, the board of directors of XPAC determined that it is in the best interests of XPAC and its shareholders to accelerate the liquidation date of XPAC.
Following the announcement about the termination of the Business Combination Agreement and the intention of early liquidation, XPAC’s management was approached by professional investors interested in acquiring and taking control of XPAC. On July 10, 2023, XPAC Acquisition Corp. entered into a Purchase and Sponsor Handover Agreement. Pursuant to the agreement, XPAC Sponsor LLC transferred control of XPAC Acquisition Corp., by selling 4,400,283 Class B ordinary shares and 4,261,485 private placement warrants to acquire 4,261,485 Class A ordinary shares of XPAC held by the Sponsor, for a total purchase price of $250. As a condition to the consummation of the Sponsor Handover, new members of XPAC’s board of directors and a new management team for XPAC were appointed by the existing Board, and the existing Board members and the existing management team have resigned. Furthermore, the name of XPAC Acquisition Corp. was changed to Zalatoris II Acquisition Corp.
The Purchase and Sponsor Handover Agreement was approved by the XPAC’s shareholders at an extraordinary general meeting of shareholders on July 27, 2023, the date on which the Group ceases to control XPAC.
(ii)    Minority stake acquisitions
XP Inc. entered in agreements through its subsidiary XP Controle 5 Participações Ltda. to acquire a minority stake in Monte Bravo Holding JV S.A. (“Monte Bravo”), Blue3 S.A. (“Blue3”) and Ctrl+e Participações Ltda. (“Ável”). These companies were part of XP Inc’s IFAs network.
The total fair value consideration recorded for those acquisitions during the period ended December 31, 2023, is R$ 834,743, including the goodwill in a total amount of R$ 537,671 (Note 15). During the year ended December 31, 2023, R$ 45,000 of the total consideration was paid in cash. See note 37(ii).
(iii)    Termination of XTAGE client operations
On October 18, 2023, XP Inc announced the termination of XTAGE's operations, which took place on December 15, 2023. XTAGE's operations were not considered material to the Group. After termination, XP Inc's customers can continue to have exposure to digital assets through funds (including Exchange-traded Funds, ETFs) regulated by the Brazilian securities commission (CVM).